Supplement to the
Fidelity® Retirement Government Money Market Portfolio
October 30, 2004
Prospectus

Shareholder Meeting. On or about March 16, 2005, a meeting of the shareholders of Fidelity® Retirement Government Money Market Portfolio will be held to vote on various proposals. Shareholders of record on January 18, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-605-4015 to request a free copy of the proxy statement.

The following information replaces the similar information found in the "Valuing Shares" section on page 7.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. The fund is also open for business on Good Friday.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 8.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and the fund accommodates frequent trading.

The fund has no limit on purchase or exchange transactions. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The following information replaces the similar information found in the "Buying Shares" section beginning on page 9.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

RGM-05-02 March 1, 2005
1.478079.108

Supplement to the
Fidelity® Retirement Money Market Portfolio
October 30, 2004
Prospectus

Shareholder Meeting. On or about March 16, 2005, a meeting of the shareholders of Fidelity® Retirement Money Market Portfolio will be held to vote on various proposals. Shareholders of record on January 18, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-605-4015 to request a free copy of the proxy statement.

The following information replaces the similar information found in the "Valuing Shares" section on page 7.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. The fund is also open for business on Good Friday.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 8.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies. However, FMR anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of fund shares and the fund accommodates frequent trading.

The fund has no limit on purchase or exchange transactions. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, FMR reserves the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

The following information replaces the similar information found in the "Buying Shares" section beginning on page 9.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

RMM-05-02 March 1, 2005
1.478064.108